UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                              FORM 13F COVER PAGE

       Report for the Calendar Year or Quarter Ended: December 31, 2011

Check here if Amendment              [_];  Amendment Number: ______

This Amendment (Check only one.):    [_] is a restatement.
                                     [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Kingdom Ridge Capital, L.L.C.
Address:   81 Main Street, Suite 209
           White Plains, NY 10601

Form 13F File Number: 028-13333

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Michael Manley
Title:  Chief Financial Officer
Phone:  (914) 517-8654

Signature, Place, and Date of Signing:

/s/ Michael Manley          White Plains, New York       February 14, 2012
----------------------      ----------------------       ------------------
   [Signature]                     [City, State]                 [Date]

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager: None

                             FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:         1

Form 13F Information Table Entry Total:    19

Form 13F Information Table Value Total:    $201,521
                                           (thousands)




List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.        Form 13F File Number               Name

1.            028-13335                Kingdom Ridge Capital Master Fund, Ltd.


                                                    FORM 13F INFORMATION TABLE
                                                    Kingdom Ridge Capital, LLC



COLUMN 1                        COLUMN 2  COLUMN 3    COLUMN 4        COLUMN 5        COLUMN 6      COLUMN 7       COLUMN 8

                                 TITLE                VALUE      SHRS OR  SH/ PUT/   INVESTMENT     OTHER        VOTING AUTHORITY
NAME OF ISSUER                 OF CLASS     CUSIP     (X1000)    PRN AMT  PRN CALL   DISCRETION     MANAGERS   SOLE   SHARED  NONE
APPLE INC                      COM        037833100   32,400       80,000 SH          DEFINED          1         80,000
APPLIED MICRO CIRCUITS CORP    COM NEW    03822W406   48,720    7,250,000 SH          DEFINED          1      7,250,000
AUTODESK INC                   COM        052769106    1,517       50,000 SH          DEFINED          1         50,000
INTEL CORP                     COM        458140100   24,250    1,000,000     PUT     DEFINED          1      1,000,000
LOGMEIN INC                    COM        54142L109    2,699       70,000 SH          DEFINED          1         70,000
MAGMA DESIGN AUTOMATION        COM        559181102    1,795      250,000 SH          DEFINED          1        250,000
MAXLINEAR INC                  CL A       57776J100      475      100,000 SH          DEFINED          1        100,000
NEOPHOTONICS CORP              COM        64051T100    2,015      440,000 SH          DEFINED          1        440,000
NETAPP INC                     COM        64110D104   14,508      400,000 SH          DEFINED          1        400,000
QUALCOMM INC                   COM        747525103    8,205      150,000 SH          DEFINED          1        150,000
RF MICRODEVICES INC            COM        749941100    1,350      250,000 SH          DEFINED          1        250,000
RESEARCH IN MOTION LTD         COM        760975102    2,561      176,600 SH          DEFINED          1        176,600
RESEARCH IN MOTION LTD         COM        760975102    4,350      300,000     CALL    DEFINED          1        300,000
SILICON LABORATORIES INC       COM        826919102    6,513      150,000     PUT     DEFINED          1        150,000
VOLTERRA SEMICONDUCTOR CORP    COM        928708106    6,403      250,000 SH          DEFINED          1        250,000
COGO GROUP INC                 ORD SHS    G22538105    1,584      880,000 SH          DEFINED          1        880,000
SEAGATE TECHNOLOGY PLC         SHS        G7945M107   18,450    1,125,000 SH          DEFINED          1      1,125,000
SEAGATE TECHNOLOGY PLC         SHS        G7945M107    8,200      500,000     CALL    DEFINED          1        500,000
GARMIN LTD                     SHS        H2906T109   15,526      390,000 SH          DEFINED          1        390,000








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